(FPA FUNDS TRUST LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

February 28, 2014

Securities and Exchange Commission

Attn: Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:                           FPA Funds Trust (“Trust”)
1933 Act File No. 33-79858
1940 Act File No. 811-8544

Post-Effective Amendment No. 71

Dear Commissioners:

Enclosed for filing is a copy of Post-Effective Amendment No. 71 to the Registrant’s Registration Statement under the Securities Act of 1933, which is also Amendment No. 72 to its Registration Statement under the Investment Company Act of 1940 on Form N-1A (“Amendment”). The copy of the Amendment is marked to show changes from the Registrant’s April 30, 2013 Prospectuses and Statements of Additional Information.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 to disclose the following updates: for the Trust’s FPA Crescent Fund, disclosure has been added concerning such Fund’s revised investment objective and, for the Trust’s FPA International Value Fund, disclosure has been added concerning such Fund’s change to non-diversified status. The change to the Trust’s FPA Crescent Fund’s investment objective was not required to be submitted to shareholders in accordance with such Fund’s policies and prior disclosures; the change to the Trust’s FPA International Value Fund’s diversification was submitted to shareholders and approved in September 2013. No filing fee is required.

If you have any questions regarding this filing, please contact Kurt J. Decko or Mark D. Perlow of K&L Gates LLP, counsel to the Registrant at Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, (415) 882-8200.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.

cc w/encs.:	Mark D. Perlow
Kurt J. Decko